Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary compensation table for PEO ($)	Compensation actually paid to PEO ($) (a)	Average summary compensation table for other NEOs ($)	Average compensation actually paid to other NEOs ($) (b)	Value of initial fixed $100 investment made December 31, 2019 based on:		Net income (loss) (in thousands, $) (d)	Adjusted EBITDA (in thousands, $) (e)
					TSR ($)	TSR of peer group ($) (c)
2022	3,310,256	5,068,537	1,147,329	1,624,920	424	155	179,186	252,969
2021	4,548,330	5,153,371	1,127,359	1,383,280	305	154	49,891	134,964
2020	3,044,867	3,248,102	1,230,715	1,375,640	139	119	(65,077)	54,030

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Compensation actually paid to the principal executive officer (the “PEO”) is adjusted based on: (1) addition of the amount of change in fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year, (2) addition of the amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year and (3) addition of the amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year. Mr. Reitz is the PEO for the years ended December 31, 2022, 2021 and 2020. For our NEOs other than our principal executive officer, the compensation reported is an average. Messrs. Martin, Troyanovich and Eheli are the other NEOs for the years ended December 31, 2022 and 2021. Messrs. Martin and Troyanovich are the other NEOs for the years ended December 31, 2020.
Peer Group Issuers, Footnote [Text Block]	The peer group used for calculating Peer Group Total Shareholder Return is the same peer group used by the company for reviewing its compensation practices.
PEO Total Compensation Amount	$ 3,310,256	$ 4,548,330	$ 3,044,867
PEO Actually Paid Compensation Amount	$ 5,068,537	5,153,371	3,248,102
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary compensation ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Current Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation actually paid ($)
PEO
2022	3,310,256	245,600	1,297,131	215,550	5,068,537
2021	4,548,330	163,105	278,135	163,801	5,153,371
2020	3,044,867	224,700	31,501	(52,966)	3,248,102
Average Other NEOs
2022	1,147,329	112,566	269,843	95,182	1,624,920
2021	1,127,359	63,210	125,822	66,889	1,383,280
2020	1,230,715	152,475	13,500	(21,050)	1,375,640

Non-PEO NEO Average Total Compensation Amount	$ 1,147,329	1,127,359	1,230,715
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,624,920	1,383,280	1,375,640
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Summary compensation ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Current Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation actually paid ($)
PEO
2022	3,310,256	245,600	1,297,131	215,550	5,068,537
2021	4,548,330	163,105	278,135	163,801	5,153,371
2020	3,044,867	224,700	31,501	(52,966)	3,248,102
Average Other NEOs
2022	1,147,329	112,566	269,843	95,182	1,624,920
2021	1,127,359	63,210	125,822	66,889	1,383,280
2020	1,230,715	152,475	13,500	(21,050)	1,375,640

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graphs below reflect the relationship between the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs and the Company and the peer group’s cumulative indexed Total Shareholder Return, or TSR, (assuming an initial fixed investment of $100) for the years ended December 31, 2022, 2021 and 2020:

Compensation Actually Paid vs. Net Income [Text Block]	The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with adjusted EBITDA. The Company has chosen adjusted EBITDA as its sole measure used in linking compensation to financial performance.

Total Shareholder Return Amount	$ 424	305	139
Peer Group Total Shareholder Return Amount	155	154	119
Net Income (Loss)	$ 179,186,000	$ 49,891,000	$ (65,077,000)
Company Selected Measure Amount	252,969,000	134,964,000	54,030,000
PEO Name	Mr. Reitz
Additional 402(v) Disclosure [Text Block]	(d) The compensation committee does not utilize net income as a metric in setting the PEO and other NEOs incentive compensation because net income includes certain items that the compensations committee believes are not reflective of operational performance of the business. The compensation committee instead utilizes adjusted EBITDA, as it views that metric as more reflective of the operational performance of the business.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Reconciliations of net income (loss) to adjusted EBITDA, non-GAAP financial measures, for the years ended December 31, 2022, 2021 and 2020 are included in Appendix A filed herewith.
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 245,600	$ 163,105	$ 224,700
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,297,131	278,135	31,501
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	215,550	163,801	(52,966)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	112,566	63,210	152,475
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	269,843	125,822	13,500
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 95,182	$ 66,889	$ (21,050)